Pension Plans (Net Pension Cost of Defined Benefit Plans) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Japan
Defined Benefit Plan Disclosure [Line Items]
Service cost	¥ 5,526	¥ 5,339	¥ 5,276
Interest cost	721	778	682
Expected return on plan assets	(2,723)	(2,627)	(2,566)
Amortization of prior service credit	(897)	(912)	(925)
Amortization of net actuarial loss	844	856	959
Amortization of transition obligation	0	45	45
Net periodic pension cost	3,471	3,479	3,471
Overseas plans
Defined Benefit Plan Disclosure [Line Items]
Service cost	3,186	3,455	3,270
Interest cost	2,002	1,994	1,757
Expected return on plan assets	(4,407)	(4,217)	(3,581)
Amortization of prior service credit	(174)	(123)	(96)
Amortization of net actuarial loss	75	38	617
Amortization of transition obligation	7	4	4
Net periodic pension cost	¥ 689	¥ 1,151	¥ 1,971